PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 3 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
Office equipment	$114,866	$113,995
Leasehold improvement	126,386	126,386
Property and equipment	241,252	240,381
Less: Accumulated depreciation	(123,189)	(99,987)
Property and equipment, net	$118,063	$140,394

Depreciation expense, which was included in general and administrative expenses, for the six months ended June 30, 2022 and 2021 was $15,647 and $10,194, respectively.

NOTE 5 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of December 31, 2021 and 2020:

	2021	2020
Office equipment	$113,995	$69,158
Leasehold improvement	126,386	54,146
Property and equipment	240,381	123,304
Less: Accumulated depreciation	(99,987)	(75,489)
Property and equipment, net	$140,394	$47,815

Depreciation expense, which was included in general and administrative expenses, for the years ended December 31, 2021 and 2020 was $24,500 and $22,590, respectively.